Cover	Aug. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-09810
Entity Registrant Name	Accendra Health, Inc.
Entity Central Index Key	0000075252
Entity Tax Identification Number	54-1701843
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	4435 Waterfront Drive, Suite 300
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	804
Local Phone Number	277-4304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.00 par value per share
Trading Symbol	ACH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false